Related Party Balance and Transactions (Details) - Schedule of Amounts Due to Related Parties - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gefei Chengyun [Member]
Amounts due to related parties
Amounts due to related parties	¥ 10,759	¥ 10,759
Jiufeng [Member]
Amounts due to related parties
Amounts due to related parties	242	242
Jiuchuan [Member]
Amounts due to related parties
Amounts due to related parties	9,403	9,403
Longshutianye [Member]
Amounts due to related parties
Amounts due to related parties	10,140	10,140
Yunde [Member]
Amounts due to related parties
Amounts due to related parties	9,383	9,383
Detong [Member]
Amounts due to related parties
Amounts due to related parties	3,274	3,274
Qixing [Member]
Amounts due to related parties
Amounts due to related parties		964
Jiushi [Member]
Amounts due to related parties
Amounts due to related parties	65	65
Income shared under Non-Group Collaborative Agreements [Member]
Amounts due to related parties
Amounts due to related parties	43,266	44,230
Derong [Member]
Amounts due to related parties
Amounts due to related parties	9,733	9,733
Jiushen [Member]
Amounts due to related parties
Amounts due to related parties	29	29
Jiufeng [Member]
Amounts due to related parties
Amounts due to related parties	495	495
Commission Income Shared [Member]
Amounts due to related parties
Amounts due to related parties	10,257	10,257
Jiushen [Member]
Amounts due to related parties
Amounts due to related parties	790	790
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”) [Member]
Amounts due to related parties
Amounts due to related parties	3,689	3,689
Jiufeng [Member]
Amounts due to related parties
Amounts due to related parties	149	149
Muju [Member]
Amounts due to related parties
Amounts due to related parties		5,561
Jiuzhen [Member]
Amounts due to related parties
Amounts due to related parties		3,981
Chenji Zhaozhao [Member]
Amounts due to related parties
Amounts due to related parties		191
Other Payables [Member]
Amounts due to related parties
Amounts due to related parties	4,628	14,361
Amounts Due to Related Parties [Member]
Amounts due to related parties
Amounts due to related parties	¥ 58,151	¥ 68,848